Document and Entity Information - USD ($)	6 Months Ended
	Jun. 30, 2015	Mar. 15, 2015	Jun. 30, 2014
Document And Entity Information
Entity Registrant Name	FITLIFE BRANDS, INC.
Entity Central Index Key	0001374328
Document Type	S-4
Document Period End Date	Jun. 30, 2015
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Is Entity a Well-known Seasoned Issuer?	No
Is Entity a Voluntary Filer?	No
Is Entity's Reporting Status Current?	Yes
Entity Filer Category	Smaller Reporting Company
Entity Public Float			$ 12,128,344
Entity Common Stock, Shares Outstanding		8,202,362
Document Fiscal Period Focus	Q2
Document Fiscal Year Focus	2015